Taxation - Schedule of Income Tax Expense (Benefit) (Details) - Thailand [Member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expense (Benefit) [Line Items]
(Loss) Profit before income tax expense	[1]	$ (134,639)	$ (994,531)	$ (3,840,120)
Thailand income tax statutory rate		20.00%	20.00%	20.00%
Income tax at statutory tax rate		$ (26,928)	$ (198,906)	$ (768,024)
Deferred tax assets not recognized		(190,194)	713,468	768,024
Permanent differences		91,197	(80,242)	132,208
Income tax expense (benefit)		$ (125,925)	$ 434,320	$ 132,208

[1]	This amount represents profit before income tax after adjustments for non-deductible and non-taxable expense items from the Thailand operating entity.